Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of Company's subsidiaries and variable interest entities

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”)	PRC October 29, 2009	USD $ 100,000	100%	Holding company

Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”)	Hong Kong November 29, 2010	HK$ 10,000	100%	Holding company of JSJ

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”)	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of yew tree components for use in pharmaceutical industry; sales of yew tree seedlings and potted yew trees; and the manufacture of yew tree wood handicrafts

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”)	PRC October 29, 2009	USD $ 100,000	100%	Holding company

Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”)	Hong Kong November 29, 2010	HK$ 10,000	100%	Holding company of JSJ

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”)	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of yew tree components for use in pharmaceutical industry; sales of yew tree seedlings and potted yew trees; and the manufacture of yew tree wood handicrafts

Summary of cash balances by geographic area
	December 31, 2013		December 31, 2012
Country:
United States	$8,779	0.8%	$17,372	4.5%
China	1,150,832	99.2%	369,449	95.5%
Total cash and cash equivalents	$1,159,611	100.0%	$386,821	100.0%

Summary of Estimated useful lives of fixed assets
Building	15 years
Machinery and equipment	10 years
Office equipment	3 years
Leasehold improvement	5 years
Motor vehicles	4 years

Summary of Exchange rates used to translate amounts
	2013	2012
Exchange rate on balance sheet dates:
USD : RMB exchange rate	6.1140	6.3161

Average exchange rate for the year
USD : RMB exchange rate	6.19817	6.31984

Summary of Reconciliation of basic and diluted net income per share

	Three Months Ended March 31,
	2014	2013
Net income available to common stockholders for basic and diluted net income per share of common stock	$1,375,241	$942,321
Weighted average common stock outstanding – basic	50,000,000	50,000,000
Effect of dilutive securities:
Subscribed common shares issuable	-	-
Stock options issued to directors/officers	18,118,682	-
Weighted average common stock outstanding – diluted	68,118,682	50,000,000
Net income per common share – basic	$0.03	$0.02
Net income per common share – diluted	$0.02	$0.02

	Years Ended December 31,
	2013	2012
Net income available to common stockholders for basic and diluted net income per share of common stock	$3,899,730	$2,206,267
Weighted average common stock outstanding – basic	50,000,000	47,819,672
Effect of dilutive securities:
Stock options issued to directors/officers	-	-
Weighted average common stock outstanding – diluted	50,000,000	47,819,672
Net income per common share – basic	$0.08	$0.05
Net income per common share – diluted	$0.08	$0.05

Summary of Aggregate common stock equivalents
	2013	2012
Stock options	22,805,512	22,805,512
Total	22,805,512	22,805,512